Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (16,012)	$ (2,985)	$ (23,208)	$ (10,801)	$ (10,987)	$ (10,982)
Weighted average common shares outstanding, basic and diluted	8,000,000	1,000	8,000,000	1,000	22,915	1,000
Net loss per share, basic and diluted	$ (2.00)	$ (2,984.67)	$ (2.90)	$ (10,800.96)	$ (479.48)	$ (10,981.99)